Stock-Based Compensation (Details) - USD ($)				9 Months Ended		12 Months Ended
	Dec. 29, 2020	Aug. 20, 2020	Jul. 05, 2016	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) [Line Items]
Shares reserved for issuance (in Shares)			4,800,000	9,187,533			9,187,533	6,300,000
Shares available for issuance (in Shares)				1,317,594			3,406,368
Awards granted outstanding period				10 years			10 years
Fair value of awards, description				Awards issued under the Plan must be priced at no less than 100% of the fair value of the shares on the date of the grant provided, however, that (i) the exercise price of an ISO will not be less than 100% of the fair value of the shares on the date of grant, and (ii) the exercise price of an ISO and NSO granted or the purchase price under the stock issuance program to a 10% stockholder will not be less than 110% of the fair value of the shares on the date of grant. Fair value is determined by the Board of Directors.			Awards issued under the Plan must be priced at no less than 100% of the fair value of the shares on the date of the grant provided, however, that (i) the exercise price of an ISO will not be less than 100% of the fair value of the shares on the date of grant, and (ii) the exercise price of an ISO and NSO granted or the purchase price under the stock issuance program to a 10% stockholder will not be less than 110% of the fair value of the shares on the date of grant. Fair value is determined by the Board of Directors.
Awards vest period		24 months		4 years			4 years
Unvested restricted stock awards				$ 1,022,000
Weighted-average grant-date fair value (in Dollars per share)				$ 7.02	$ 1.15		$ 1.24	$ 1.02
Unrecognized stock based compensation related to unvested stock options				$ 14,400,000			$ 3,000,000,000
Weighted average period				2 years 10 months 9 days			2 years 10 months 20 days	8 years 7 months 6 days
Total intrinsic value				$ 1,996,000	$ 137,000
Capitalized stock based compensation expense into inventory				$ 102,000	$ 30,000		$ 42,000,000
Shares available for issuance (in Shares)							3,406,368	1,020,294
Option granted (in Shares)				2,279,670			1,705,000	1,442,000
Exercise price (in Dollars per share)	$ 2.02					$ 11.5	$ 2.02
Aggregate consideration received	$ 303,000,000
Fully vested shares (in Shares)	25,000
Total intrinsic value							$ 458,000,000	$ 386,000,000
Accrued Expenses [Member]
Stock-Based Compensation (Details) [Line Items]
Liability associated with unvested restricted shares	$ 151,500,000
Other Long Term Liabilities [Member]
Stock-Based Compensation (Details) [Line Items]
Liability associated with unvested restricted shares	$ 101,000,000
Employees, Non employee directors, Consultants, and Advisors [Member]
Stock-Based Compensation (Details) [Line Items]
Shares reserved for issuance (in Shares)			4,800,000
Non Employee Awards [Member]
Stock-Based Compensation (Details) [Line Items]
Awards vest period				2 years			2 years
Restricted Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Total intrinsic value							$ 131,000,000
Fair value of common stock (in Dollars per share)							$ 3.07
Independent Contractor [Member] | 2016 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Option granted (in Shares)		150,000